Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended								12 Months Ended
	May 31, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segment $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment										1
Revenue from Contract with Customer [Abstract]
Revenue recognized included in opening contract liabilities										$ 4,200,000	$ 5,500,000
Disaggregation of Revenue [Abstract]
Revenue		$ 46,473,000	$ 45,531,000	$ 36,048,000	$ 31,166,000	$ 35,977,000	$ 34,695,000	$ 34,943,000	$ 32,401,000	159,218,000	138,016,000	$ 107,727,000
Components of Contract Receivables [Abstract]
Billed accounts receivable		11,917,000				18,848,000				11,917,000	18,848,000
Unbilled receivables		16,745,000				16,000,000				16,745,000	16,000,000
Allowance for doubtful accounts		(720,000)				(306,000)				(720,000)	(306,000)	(411,000)	$ (429,000)
Receivables - net		27,942,000				34,542,000				27,942,000	34,542,000
Components of Contract Liabilities [Abstract]
Contract liabilities		6,337,000				5,232,000				6,337,000	5,232,000
Revenue, Performance Obligation [Abstract]
Remaining performance obligation		112,400,000				79,300,000				112,400,000	79,300,000
Inventories [Abstract]
Gross inventory		2,800,000				4,900,000				2,800,000	4,900,000
Allowance for Obsolescent Inventory [Roll Forward]
Balance Beginning of Year					$ 520,000				$ 1,484,000	520,000	1,484,000	1,672,000
Additions Charge to Costs and Expense										376,000	30,000	73,000
Deductions										(36,000)	(994,000)	(261,000)
Balance End of Year		860,000				520,000				$ 860,000	520,000	1,484,000
Property and Equipment [Abstract]
Software development estimated useful life										2 years
Depreciation and amortization, including capital leases										$ 5,000,000	3,000,000	2,000,000
Research and Development [Abstract]
Capitalized software development costs		5,600,000				3,100,000				5,600,000	3,100,000
Amortization expense										1,800,000	1,100,000
Accumulated amortization		$ 3,100,000				$ 1,300,000				3,100,000	1,300,000
Salary costs associated with research and development										$ 4,200,000	$ 3,500,000	$ 3,200,000
Goodwill [Abstract]
Goodwill amortization period for income tax purposes										15 years
Restricted Stock Grants [Abstract]
Restricted stock issued during the period (in shares) | shares	3,972,007									0	0	3,972,007
Restricted stock remained subject to vesting (in shares) | shares		951,337								951,337
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares										1,846,000	2,827,000	3,856,000
Warrants exercise price (in dollars per share) | $ / shares		$ 1.665								$ 1.665
Earnings Per Share, Pro Forma [Abstract]
Common stock conversion ratio										0.794
Comprehensive Income [Abstract]
Foreign currency translation										$ 101,000	$ 90,000
Gain on pension liability adjustment										107,000	107,000
ASC 606 [Member]
Revenue from Contract with Customer [Abstract]
Revenue accruals for multiple contracts as a result of cumulative indirect rate adjustments										6,000,000
Firm Fixed-Price [Member]
Disaggregation of Revenue [Abstract]
Revenue										131,629,000	103,454,000	$ 89,516,000
Time-and-Materials [Member]
Disaggregation of Revenue [Abstract]
Revenue										14,569,000	16,795,000	10,222,000
Cost Plus Fixed Fee [Member]
Disaggregation of Revenue [Abstract]
Revenue										$ 13,020,000	17,767,000	7,989,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage		98.40%								98.40%
Remaining performance obligation, expected timing of satisfaction, period		1 year								1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage		1.10%								1.10%
Remaining performance obligation, expected timing of satisfaction, period		2 years								2 years
Furniture and Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Software development estimated useful life										3 years
Furniture and Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Software development estimated useful life										5 years
Federal [Member]
Disaggregation of Revenue [Abstract]
Revenue										$ 149,257,000	129,279,000	101,519,000
State & Local, and Commercial [Member]
Disaggregation of Revenue [Abstract]
Revenue										$ 9,961,000	$ 8,737,000	$ 6,208,000
Telos ID [Member]
Business and Organization [Abstract]
Percentage of ownership		50.00%								50.00%
Teloworks [Member]
Business and Organization [Abstract]
Percentage of ownership		100.00%								100.00%
Unvested Restricted Stock [Member]
Restricted Stock Grants [Abstract]
Restricted stock vested on date of grant										25.00%
Restricted stock vest on anniversary of the date of grant										25.00%
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares										945,000	1,926,000	2,955,000
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares										901,000	901,000	901,000